Postretirement Benefit Plans - Weighted Average Assumptions Used to Determine Net Cost (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Germany
Defined Benefit Plan Disclosure [Line Items]
Discount rate - service cost	4.01%	1.33%	0.90%
Discount rate - interest cost	4.06%	0.97%	0.53%
Expected return on assets	4.79%	2.00%	2.00%
Compensation rate increase	3.00%	3.00%	3.00%
All Others
Defined Benefit Plan Disclosure [Line Items]
Discount rate - service cost	7.64%	8.57%	7.51%
Discount rate - interest cost	9.02%	9.28%	8.22%
Expected return on assets	5.86%	7.16%	7.87%
Compensation rate increase	2.40%	4.23%	4.22%